Note 15 - Financial Instruments (Details) - Estimated of Fair Values for Other Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Estimated of Fair Values for Other Financial Instruments [Abstract]
Other receivables	$ 3,833	$ 4,581
Other receivables	3,833	$ 4,581
Long-term debt	201,199
Long-term debt	$ 216,788